Reverse Stock Splits (Details)					12 Months Ended
	Apr. 14, 2016	Jan. 15, 2016	Jun. 26, 2015	May. 11, 2015	Dec. 31, 2015
Reverse Stock Splits (Textual)
Reverse stock split, Description			50-to-1 reverse stock split	7.5-to-1 reverse stock split	Effective May 11, 2015, June 26, 2015, January 15, 2016 and April 14, 2016 the Company effectuated a 7.5-to-1 reverse stock split, a 50-to-1 reverse stock split, a 60-to-1 reverse stock split and a 200-to-1 reverse stock split, respectively, on its issued and outstanding common stock.
Subsequent Event [Member]
Reverse Stock Splits (Textual)
Reverse stock split, Description	200-to-1 reverse stock split	60-to-1 reverse stock split